UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

Friess Small Cap Growth Fund
Schedule of Investments (Unaudited)
March 31, 2018

Shares/Par Value		Cost	Value
COMMON STOCKS - 92.7%
CONSUMER DISCRETIONARY
	Apparel Retail - 6.8%
76,099	American Eagle Outfitters, Inc. +	$1,100,943	$1,516,653
132,478	Boot Barn Holdings, Inc. +*	2,520,253	2,348,835
15,669	The Children's Place, Inc. +	1,809,495	2,119,232
66,690	Genesco, Inc. +*	2,568,970	2,707,614
	Auto Parts & Equipment - 1.5%
87,348	Modine Manufacturing Co. *	1,523,161	1,847,410
	Footwear - 3.6%
25,460	Deckers Outdoor Corp. *	1,892,781	2,292,164
78,224	Wolverine World Wide, Inc. +	2,202,350	2,260,674
	General Merchandise Stores - 1.4%
29,335	Ollie's Bargain Outlet Holdings, Inc. +*	1,380,784	1,768,901
	Hotels, Resorts & Cruise Lines - 2.2%
271,668	Lindblad Expeditions Holdings, Inc. +*	2,786,136	2,790,030
Total Consumer Discretionary		17,784,873	19,651,513

CONSUMER STAPLES
	Food Distributors - 2.1%
118,596	The Chefs' Warehouse +*	2,545,922	2,727,708
	Packaged Foods & Meats - 6.1%
33,552	Calavo Growers, Inc. +	1,923,224	3,093,494
134,619	Nomad Foods, Ltd. *	2,011,334	2,118,903
180,426	The Simply Good Foods Co. +*	2,434,397	2,477,249
Total Consumer Staples		8,914,877	10,417,354

ENERGY
	Oil & Gas Equipment & Services - 1.4%
111,052	Solaris Oilfield Infrastructure, Inc., Class A *	1,850,367	1,839,021
Total Energy		1,850,367	1,839,021

FINANCIALS
	Consumer Finance - 2.1%
42,268	Green Dot Corp., Class A *	1,536,690	2,711,915
	Insurance Brokers - 2.0%
89,670	Health Insurance Innovations, Inc., Class A *	2,532,796	2,591,463
	Property & Casualty Insurance - 1.8%
151,933	Heritage Insurance Holdings, Inc. +	2,414,513	2,303,304
	Regional Banks - 1.9%
58,758	Pacific Premier Bancorp, Inc. *	2,504,914	2,362,072
	Thrifts & Mortgage Finance - 3.0%
84,834	HomeStreet, Inc. +*	2,290,860	2,430,494
79,873	NMI Holdings, Inc., Class A *	934,640	1,321,898
Total Financials		12,214,413	13,721,146

HEALTH CARE
	Biotechnology - 0.2%
33,049	CareDx, Inc. +*	148,872	263,400
	Health Care Services - 4.3%
43,253	Amedisys, Inc. *	2,680,835	2,609,886
70,138	Teladoc, Inc. +*	2,663,299	2,826,561
	Health Care Technology - 2.9%
151,640	HMS Holdings Corp. *	2,613,416	2,553,618
29,455	Tabula Rasa HealthCare, Inc. +*	476,743	1,142,854
	Life Sciences Tools & Services - 4.1%
17,998	Bio-Techne Corp.	2,242,604	2,718,418
29,730	PRA Health Sciences, Inc. *	2,098,449	2,466,401
	Pharmaceuticals - 2.1%
67,256	Intersect ENT, Inc. *	2,613,271	2,643,161
Total Health Care		15,537,489	17,224,299

INDUSTRIALS
	Aerospace & Defense - 1.7%
44,524	Mercury Systems, Inc. +*	1,210,278	2,151,400
	Construction & Engineering - 3.9%
51,885	MasTec, Inc. +*	2,196,909	2,441,189
45,236	NV5 Global, Inc. +*	1,576,714	2,521,907
	Diversified Support Services - 2.4%
70,101	Mobile Mini, Inc.	2,592,112	3,049,393
	Industrial Machinery - 4.2%
51,034	Altra Industrial Motion Corp. +	2,438,989	2,345,012
104,927	Harsco Corp. +*	1,848,227	2,166,743
6,538	John Bean Technologies Corp.	733,780	741,409
	Trading Companies & Distributors - 5.0%
46,416	GMS, Inc. *	1,212,075	1,418,473
41,731	Herc Holdings, Inc. +*	2,451,775	2,710,429
52,517	Rush Enterprises, Inc., Class A *	2,205,212	2,231,447
Total Industrials		18,466,071	21,777,402

INFORMATION TECHNOLOGY
	Application Software - 7.6%
43,435	Atlassian Corp. PLC, Class A *	1,490,095	2,342,016
21,157	Blackbaud, Inc.	2,005,472	2,153,994
59,571	QAD, Inc., Class A	2,428,048	2,481,132
95,442	Upland Software, Inc. +*	2,182,210	2,747,775
	Communications Equipment - 2.0%
96,594	Ciena Corp. +*	2,462,961	2,501,785
	Electronic Manufacturing Services - 2.0%
80,764	Fabrinet *	2,648,273	2,534,374
	Internet Software & Services - 12.7%
61,267	Cargurus, Inc. +*	1,838,505	2,356,941
72,167	Dropbox, Inc., Class A +*	2,112,213	2,255,219
83,334	Five9, Inc. *	2,041,922	2,482,520
619,539	Limelight Networks, Inc. *	2,764,615	2,546,305
19,512	LogMeIn, Inc. +	1,992,556	2,254,612
45,230	MongoDB, Inc. +*	1,400,266	1,962,982
44,760	The Trade Desk, Inc., Class A *	2,324,488	2,220,991
Total Information Technology		27,691,624	30,840,646

MATERIALS
	Commodity Chemicals - 1.4%
52,811	AdvanSix, Inc. *	2,039,607	1,836,766
Total Materials		2,039,607	1,836,766

UTILITIES
		Water Utilities - 0.3%
14,968		Evoqua Water Technologies Corp. *	294,009	318,669
Total Utilities			294,009	318,669

Total Common Stocks			104,793,330	117,626,816

SHORT-TERM INVESTMENTS - 7.4%
Commercial Paper - 7.3%
		Cabot Corp.
$9,252,000		2.200%, 04/02/2018	9,251,435	9,251,435
Total Commercial Paper			9,251,435	9,251,435

Money Market Deposit Account - 0.1%
107,136		US Bank N.A., 0.30%^	107,136	107,136
Total Money Market Deposit Account			107,136	107,136

Total Short-Term Investments			9,358,571	9,358,571

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 24.9%
Investment Companies - 24.9%
31,660,399		Mount Vernon Liquid Assets Portfolio, LLC, 1.89%^	31,660,399	31,660,399
Total Investment Companies			31,660,399	31,660,399

Total Investment Purchased with the Cash Proceeds from Securities Lending			31,660,399	31,660,399

Total Investments - 125.0%			$145,812,300	158,645,786
Liabilities in Excess of Other Assets - (25.0)%				(31,767,995)
TOTAL NET ASSETS - 100.0%				$126,877,791

	+	All or a portion of this security was out on loan at March 31, 2018. Total loaned securities had a market value of $31,585,641 at March 31, 2018.
	*	Non Income Producing.
^		The rate shown is the annualized seven day effective yield as of March 31, 2018.
PLC		- Public Limited Company

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2018:

	Non-Categorized	Level 1	Level 2	Level 3	Total
Common Stocks	$-	$117,626,816	$-	$-	$117,626,816
Short-Term Investments	-	107,136	9,251,435	-	9,358,571
Investment Purchased with the Cash Proceeds from Securities Lending*	31,660,399	-	-	-	31,660,399
Total Investments	$31,660,399	$117,733,952	$9,251,435	$-	$158,645,786

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.
Transfers between Levels are recognized at the end of the reporting period.  During the period ended March 31, 2018, the Fund recognized no transfers to/from any Levels.  The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  May 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  May 22, 2018

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                            Brian R. Wiedmeyer, Treasurer

Date  May 22, 2018